Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization 2016	$ 47,714
Amortization 2017	47,312
Amortization 2018	46,821
Amortization 2019	46,421
Amortization 2020	45,553
Amortization after 2020	191,033
Interest 2016	1,925
Interest 2017	1,925
Interest 2018	1,925
Interest 2019	1,411
Interest 2020	0
Interest over 2020	$ 0